BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 129,365,000	$ 121,467,000
Prepaid assets	6,204,000	3,112,000
Total current assets	156,709,000	146,276,000
Total assets	196,845,000	177,521,000
Current liabilities
Accrued expenses, formation and offering costs	14,130,000	8,248,000
Total current liabilities	259,168,000	54,201,000
Total liabilities	321,209,000	110,918,000
Commitments and contingencies
Class A subject to possible redemption, 45,000,000 and -0- shares at September 30, 2021 and December 31, 2020, respectively (at redemption value of $10 per share)	568,483,000	567,463,000
Stockholders' equity (deficit):
Accumulated deficit	(737,499,000)	(520,425,000)
Total stockholders’ equity (deficit)	(692,847,000)	(500,860,000)
Total liabilities, mezzanine equity, and stockholders’ deficit	196,845,000	177,521,000
Gores Metropoulos II, Inc.
Current assets
Cash and cash equivalents	39,734	160,314
Deferred offering costs		285,941
Prepaid assets	1,276,826
Total current assets	1,316,560	446,255
Cash, cash equivalents and other investments held in Trust Account	450,029,593
Total assets	451,346,153	446,255
Current liabilities
Accrued expenses, formation and offering costs	4,123,283	158,255
State franchise tax accrual	150,000	2,918
Notes and advances payable – related party	1,500,000	300,000
Total current liabilities	30,423,283	461,173
Deferred underwriting compensation	15,750,000
Total liabilities	46,173,283	461,173
Commitments and contingencies
Class A subject to possible redemption, 45,000,000 and -0- shares at September 30, 2021 and December 31, 2020, respectively (at redemption value of $10 per share)	450,000,000
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding	0	0
Additional paid-in-capital		23,850
Accumulated deficit	(44,828,255)	(39,918)
Total stockholders’ equity (deficit)	(44,827,130)	(14,918)
Total liabilities, mezzanine equity, and stockholders’ deficit	451,346,153	446,255
Public Warrants | Gores Metropoulos II, Inc.
Current liabilities
Warrants derivative liability	15,300,000
Private Warrants | Gores Metropoulos II, Inc.
Current liabilities
Warrants derivative liability	9,350,000
Class F Common Stock | Gores Metropoulos II, Inc.
Stockholders' equity (deficit):
Common Stock	$ 1,125	$ 1,150